LVIP SSGA Moderate Index Allocation Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–83.88%
INVESTMENT COMPANIES–83.88%
Equity Funds–33.59%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	3,015,796	$36,892,237
LVIP SSGA S&P 500 Index Fund	5,117,178	148,480,043
LVIP SSGA Small-Cap Index Fund	824,175	24,449,959
		209,822,239
Fixed Income Fund–30.45%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	18,951,972	190,239,899
		190,239,899
International Equity Fund–19.84%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	10,998,234	123,972,092
		123,972,092
Total Affiliated Investments (Cost $395,847,171)		524,034,230

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–16.15%
INVESTMENT COMPANIES–16.15%
Fixed Income Fund–10.20%
Schwab US TIPS ETF	2,368,493	$63,688,777
		63,688,777
International Equity Fund–5.95%
iShares Core MSCI Emerging Markets ETF	688,928	37,181,444
		37,181,444
Total Unaffiliated Investments (Cost $92,734,913)		100,870,221

TOTAL INVESTMENTS–100.03% (Cost $488,582,084)	624,904,451
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(159,571)
NET ASSETS APPLICABLE TO 37,500,153 SHARES OUTSTANDING–100.00%	$624,744,880

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Moderate Index Allocation Fund–1

LVIP SSGA Moderate Index Allocation Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-83.88%@
Equity Funds-33.59%@
✧✧LVIP SSGA Mid-Cap Index Fund	$37,461,107	$2,338,160	$569,145	$455	$(2,338,340)	$36,892,237	3,015,796	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	149,444,667	7,826,245	2,276,575	69,995	(6,584,289)	148,480,043	5,117,178	—	—
✧✧LVIP SSGA Small-Cap Index Fund	24,948,510	2,295,011	379,430	30,369	(2,444,501)	24,449,959	824,175	—	—
Fixed Income Fund-30.45%@
✧✧LVIP SSGA Bond Index Fund	186,606,059	1,451,307	2,845,720	(523,732)	5,551,985	190,239,899	18,951,972	—	—
International Equity Fund-19.84%@
✧✧LVIP SSGA International Index Fund	124,654,283	711,445	11,319,640	795,624	9,130,380	123,972,092	10,998,234	—	—
Total	$523,114,626	$14,622,168	$17,390,510	$372,711	$3,315,235	$524,034,230		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP SSGA Moderate Index Allocation Fund–2